Derivative instruments and hedging activities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

(6) Derivative instruments and hedging activities

The Company utilizes interest-rate-related derivative instruments to manage its exposure related to changes in interest rates on its variable-rate debt instruments. The Company does not enter into derivative instruments for any purpose other than cash flow hedging. The Company does not speculate using derivative instruments.

By using derivative financial instruments to hedge exposures to changes in interest rates, the Company exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is an asset, the counterparty owes the Company, which creates credit risk for the Company. When the fair value of a derivative contract is a liability, the Company owes the counterparty and, therefore, the Company is not exposed to the counterparty’s credit risk in those circumstances. The Company minimizes counterparty credit risk in derivative instruments by entering into transactions with high-quality counterparties whose credit rating is higher than A1/A+ at the inception of the derivative transaction. The derivative instruments entered into by the Company do not contain credit-risk-related contingent features.

Market risk is the adverse effect on the value of a derivative instrument that results from a change in interest rates. The market risk associated with interest-rate contracts is managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.

The Company assesses interest rate risk by continually identifying and monitoring changes in interest rate exposures that may adversely impact expected future cash flows and by evaluating hedging opportunities. The Company monitors interest rate risk attributable to both the Company’s outstanding or forecasted debt obligations as well as the Company’s offsetting hedge positions.

In September 2014 and September 2015, the Company entered into a series of interest rate caps. As of March 31, 2016, the Company had interest rate cap agreements with notional amounts of $224,000 outstanding that were entered into in order to hedge LIBOR greater than 1.5%.

The interest rate cap balances of $376 and $1,147 were recorded within other assets in the condensed consolidated balance sheets as of March 31, 2016 and December 31, 2015, respectively. These amounts have been measured at fair value and are considered to be a Level 2 fair value measurement. The Company recorded a reduction to the value of its interest rate caps of $583, net of tax of $113, within other comprehensive loss during the three months ended March 31, 2016.

As of March 31, 2016, the Company does not expect to reclassify any amounts included in accumulated other comprehensive income (loss) into earnings during the next 12 months. Transactions and events expected to occur over the next 12 months that will necessitate reclassifying these derivatives’ loss to earnings include the re-pricing of variable-rate debt.

(10) Derivative instruments and hedging activities

The Company utilizes interest-rate-related derivative instruments to manage its exposure related to changes in interest rates on its variable-rate debt instruments. The Company does not enter into derivative instruments for any purpose other than cash flow hedging. The Company does not speculate using derivative instruments.

By using derivative financial instruments to hedge exposures to changes in interest rates, the Company exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is an asset, the counterparty owes the Company, which creates credit risk for the Company. When the fair value of a derivative contract is a liability, the Company owes the counterparty and, therefore, the Company is not exposed to the counterparty’s credit risk in those circumstances. The Company minimizes counterparty credit risk in derivative instruments by entering into transactions with high-quality counterparties whose credit rating is higher than A1/A+ at the inception of the derivative transaction. The derivative instruments entered into by the Company do not contain credit-risk-related contingent features.

Market risk is the adverse effect on the value of a derivative instrument that results from a change in interest rates. The market risk associated with interest-rate contracts is managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.

The Company assesses interest rate risk by continually identifying and monitoring changes in interest rate exposures that may adversely impact expected future cash flows and by evaluating hedging opportunities. The Company monitors interest rate risk attributable to both the Company’s outstanding or forecasted debt obligations as well as the Company’s offsetting hedge positions.

During 2014, the Company utilized LIBOR-based interest rate swap agreements that were entered into to manage fluctuations in cash flows resulting from changes in the benchmark interest rate of LIBOR. It was determined on March 31, 2014 that the hedge was ineffective and expense of $92 was reclassified from other comprehensive income to interest expense. The interest rate swaps were all terminated by September 2014. The Company recorded a loss of $248 within interest expense in the consolidated statement of operations for the year ending December 31, 2014 related to these terminated swap agreements.

In September 2014, the Company entered into a series of LIBOR based interest rate cap agreements in exchange for premium payments of $2,373 to effectively manage interest rate risk above a certain threshold and mitigate exposure to changes in interest rates under the term loan. The interest rate caps entered into in September 2014 were for a total notional amount of $194,000. The term of the interest rate caps began on September 30, 2014 and ends on September 29, 2017. In September 2015, the Company entered into two additional caps for premium payments of $880, which were effective September 30, 2015 and end on September 30, 2018. The interest rate cap agreements are designed to cap the LIBOR interest rate into a fixed interest rate if the LIBOR goes above the set cap amounts of 1.5%. As of December 31, 2015, the Company had interest rate cap agreements with notional amounts of $238,000 outstanding.

Changes in the fair value of interest rate swaps and caps designated as hedging instruments that effectively offset the variability of cash flows associated with variable-rate, long-term debt obligations are reported in accumulated other comprehensive income. These amounts subsequently are reclassified into interest expense as a yield adjustment of the hedged interest payments in the same period in which the related interest affects earnings.

The interest rate cap balances of $1,147 and $1,711 were recorded within other assets in the consolidated balance sheets as of December 31, 2015 and 2014, respectively. These amounts have been measured at fair value and are considered to be a Level 2 fair value measurement. The Company recorded a reduction to the value of its interest rate caps of $1,388, net of tax of $28, within other comprehensive loss during the year ended December 31, 2015. The Company recorded a reduction to the interest rate cap of $662 within other comprehensive loss as of December 31, 2014.

As of December 31, 2015, the Company does not expect to reclassify any amounts included in accumulated other comprehensive income (loss) into earnings during the next 12 months. Transactions and events expected to occur over the next twelve months that will necessitate reclassifying these derivatives’ loss to earnings include the re-pricing of variable-rate debt.